UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Balanced Fund
Eaton Vance Dividend Builder Fund
Eaton Vance Emerging Markets Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Greater India Fund
Eaton Vance Institutional Short Term Income Fund
Eaton Vance Investment Grade Income Fund
Eaton Vance Large-Cap Growth Fund
Eaton Vance Large-Cap Value Fund
Eaton Vance Real Estate Fund
Eaton Vance Small-Cap Fund
Eaton Vance Small-Cap Value Fund
Eaton Vance Special Equities Fund

Eaton Vance Balanced Fund as of March 31, 2010 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2010, the Fund owned 48.9% of Investment Grade Income Portfolio’s outstanding interests and 81.7% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Core Research Portfolio (identified cost, $169,497,650)	$184,571,709	73.8%

Investment Grade Income Portfolio (identified cost, $63,515,313)	66,107,845	26.4

Total Investments in Affiliated Portfolios (identified cost, $233,012,963)	$250,679,554	100.2%

Other Assets, Less Liabilities	$(574,301)	(0.2)%

Net Assets	$250,105,253	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010 and December 31, 2009, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Builder Fund as of March 31, 2010 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $1,508,610,112 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.0%
General Dynamics Corp.	340,000	$26,248,000
United Technologies Corp.	250,000	18,402,500

		$44,650,500

Air Freight & Logistics — 0.6%
Deutsche Post AG	500,000	$8,659,849

		$8,659,849

Beverages — 3.1%
Diageo PLC	1,000,000	$16,812,859
Foster’s Group, Ltd.	2,700,000	13,089,586
PepsiCo, Inc.	250,000	16,540,000

		$46,442,445

Capital Markets — 0.7%
Goldman Sachs Group, Inc.	60,000	$10,237,800

		$10,237,800

Chemicals — 1.0%
Terra Industries, Inc.	330,000	$15,100,800

		$15,100,800

Commercial Banks — 4.6%
PNC Financial Services Group, Inc.	425,000	$25,372,500
U.S. Bancorp(1)	375,000	9,705,000
Wells Fargo & Co.	1,091,672	33,972,833

		$69,050,333

Communications Equipment — 1.5%
QUALCOMM, Inc.	550,000	$23,094,500

		$23,094,500

Computers & Peripherals — 6.2%
Apple, Inc.(2)	123,000	$28,896,390
Hewlett-Packard Co.	600,000	31,890,000
International Business Machines Corp.	260,000	33,345,000

		$94,131,390

Diversified Financial Services — 3.1%
Bank of America Corp.	2,594,289	$46,308,059

		$46,308,059

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	350,000	$9,044,000
Bezeq Israeli Telecommunication Corp., Ltd.	2,375,664	6,738,354
Koninklijke KPN NV(1)	750,000	11,901,715
Verizon Communications, Inc.	525,000	16,285,500

		$43,969,569

Electric Utilities — 1.4%
American Electric Power Co., Inc.	405,000	$13,842,900
Fortum Oyj(1)	300,000	7,342,091

		$21,184,991

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	700,000	$14,147,000

		$14,147,000

1

Security	Shares	Value
Energy Equipment & Services — 2.5%
Diamond Offshore Drilling, Inc.(1)	225,000	$19,982,250
Halliburton Co.	400,000	12,052,000
Technip SA(1)	75,000	6,088,021

		$38,122,271

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	150,000	$8,956,500
CVS Caremark Corp.	500,000	18,280,000
Wal-Mart Stores, Inc.	450,000	25,020,000

		$52,256,500

Food Products — 2.0%
Nestle SA	600,000	$30,745,185

		$30,745,185

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	800,000	$5,776,000
Covidien PLC	475,000	23,883,000
Masimo Corp.(1)	210,000	5,575,500

		$35,234,500

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	450,000	$17,496,000
McDonald’s Corp.	400,000	26,688,000

		$44,184,000

Household Durables — 0.8%
Electrolux AB(1)	500,000	$11,452,516

		$11,452,516

Household Products — 1.5%
Colgate-Palmolive Co.	275,000	$23,446,500

		$23,446,500

Industrial Conglomerates — 3.1%
General Electric Co.	450,000	$8,190,000
Siemens AG	150,000	14,987,547
Tyco International, Ltd.	610,094	23,336,095

		$46,513,642

Insurance — 6.3%
Lincoln National Corp.	650,600	$19,973,420
MetLife, Inc.	500,169	21,677,324
Prudential Financial, Inc.	576,304	34,866,392
Zurich Financial Services AG	70,000	17,954,547

		$94,471,683

IT Services — 1.3%
MasterCard, Inc., Class A(1)	80,000	$20,320,000

		$20,320,000

Machinery — 3.8%
Caterpillar, Inc.(1)	300,000	$18,855,000
Danaher Corp.	150,000	11,986,500
PACCAR, Inc.(1)	620,000	26,870,800

		$57,712,300

Media — 1.2%
Eutelsat Communications(1)	212,167	$7,542,388
Time Warner Cable, Inc.	200,000	10,662,000

		$18,204,388

2

Security	Shares	Value
Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR(1)	250,000	$20,080,000
Freeport-McMoRan Copper & Gold, Inc.	130,000	10,860,200
Goldcorp, Inc.	115,000	4,280,300

		$35,220,500

Multi-Utilities — 3.3%
CMS Energy Corp.(1)	1,700,000	$26,282,000
National Grid PLC	490,000	4,769,844
PG&E Corp.	450,000	19,089,000

		$50,140,844

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	300,000	$21,849,000
Apache Corp.	180,000	18,270,000
Chevron Corp.	240,000	18,199,200
Exxon Mobil Corp.(1)	95,000	6,363,100
Occidental Petroleum Corp.	269,000	22,741,260
Royal Dutch Shell PLC, Class A	670,000	19,425,202

		$106,847,762

Personal Products — 0.6%
Avon Products, Inc.	250,000	$8,467,500

		$8,467,500

Pharmaceuticals — 12.4%
Abbott Laboratories	300,000	$15,804,000
AstraZeneca PLC	325,000	14,490,365
Bristol-Myers Squibb Co.	1,000,000	26,700,000
GlaxoSmithKline PLC	600,000	11,516,851
Merck & Co., Inc.	500,000	18,675,000
Novartis AG ADR(1)	391,667	21,189,184
Pfizer, Inc.	1,458,025	25,005,129
Roche Holding AG	120,000	19,489,251
Sanofi-Aventis SA	250,000	18,657,087
Teva Pharmaceutical Industries, Ltd. ADR	250,000	15,770,000

		$187,296,867

Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc.(1)	825,000	$14,173,500

		$14,173,500

Road & Rail — 1.0%
Union Pacific Corp.	210,000	$15,393,000

		$15,393,000

Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	800,000	$23,056,000
Intel Corp.	1,300,000	28,938,000
Maxim Integrated Products, Inc.	850,000	16,481,500
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,607,998	16,867,899

		$85,343,399

Software — 2.2%
Microsoft Corp.	500,000	$14,635,000
SAP AG ADR(1)	375,000	18,063,750

		$32,698,750

Specialty Retail — 0.9%
Home Depot, Inc.(1)	400,000	$12,940,000

		$12,940,000

3

Security	Shares	Value
Tobacco — 0.9%
British American Tobacco PLC	400,000	$13,790,188

		$13,790,188

Wireless Telecommunication Services — 0.9%
Philippine Long Distance Telephone Co. ADR	100,000	$5,328,000
Vodafone Group PLC ADR(1)	330,000	7,685,700

		$13,013,700

Total Common Stocks (identified cost $1,238,314,228)		$1,484,966,731

Short-Term Investments — 13.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.20%(3)(4)	$180,218	$180,217,681
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	19,149	19,148,721

Total Short-Term Investments (identified cost $199,366,402)		$199,366,402

Total Investments — 111.6% (identified cost $1,437,680,630)		$1,684,333,133

Other Assets, Less Liabilities — (11.6)%		$(175,722,960)

Net Assets — 100.0%		$1,508,610,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2010.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees), and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $84,581, $3,883 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $175,934,588 and received $180,217,681 of cash collateral for the loans.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	80.3%	$1,212,017,285
United Kingdom	5.3	80,805,309
Switzerland	4.5	68,188,983
France	2.1	32,287,496
Germany	1.6	23,647,396
Panama	1.2	17,496,000
Australia	0.9	13,089,586
Netherlands	0.8	11,901,715
Sweden	0.8	11,452,516
Finland	0.5	7,342,091
Israel	0.4	6,738,354

Long-Term Investments	98.4%	$1,484,966,731

Short-Term Investments		199,366,402

Total Investments		$1,684,333,133

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,438,531,324

Gross unrealized appreciation	$250,625,131
Gross unrealized depreciation	(4,823,322)

Net unrealized appreciation	$245,801,809

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$67,786,000	$18,994,904		$—	$86,780,904
Consumer Staples	100,710,500	74,437,818		—	175,148,318
Energy	119,456,810	25,513,223		—	144,970,033
Financials	216,286,828	17,954,547		—	234,241,375
Health Care	158,377,813	64,153,554		—	222,531,367
Industrials	149,281,895	23,647,396		—	172,929,291
Information Technology	269,735,039	—		—	269,735,039
Materials	50,321,300	—		—	50,321,300
Telecommunication Services	38,343,200	18,640,069		—	56,983,269
Utilities	59,213,900	12,111,935		—	71,325,835

Total Common Stocks	$1,229,513,285	$255,453,446	*	$—	$1,484,966,731

Short-Term Investments	$—	$199,366,402		$—	$199,366,402

Total Investments	$1,229,513,285	$454,819,848		$—	$1,684,333,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Emerging Markets Fund as of March 31, 2010 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $58,565,065 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Events

In April 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Eaton Vance Structured Emerging Markets Fund (Structured Emerging Markets Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for Class A shares of Structured Emerging Markets Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. The Portfolio would be dissolved upon consummation of the proposed reorganization.

Emerging Markets Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Automobiles — 3.2%
Hyundai Motor Co.	18,220	$1,857,946

		$1,857,946

Beverages — 2.0%
Cia de Bebidas das Americas, PFC Shares	12,850	$1,177,805

		$1,177,805

Chemicals — 1.4%
OCI Co., Ltd.	4,580	$797,473

		$797,473

Commercial Banks — 15.0%
Banco do Brasil SA	51,950	$871,992
China Construction Bank, Class H	1,660,000	1,354,974
Credicorp, Ltd.	9,414	830,127
Industrial & Commercial Bank of China, Ltd., Class H	1,765,000	1,345,043
Itau Unibanco Holding SA, PFC Shares	47,080	1,032,485
Kasikornbank PCL(1)	241,900	769,886
Sberbank of Russian Federation GDR(2)	5,800	1,711,710
Standard Chartered PLC	33,515	897,662

		$8,813,879

Computers & Peripherals — 2.2%
Compal Electronics, Inc.	600,000	$785,162
HTC Corp.	42,000	490,681

		$1,275,843

Construction & Engineering — 1.2%
Empresas ICA SAB de CV(3)	265,800	$680,422

		$680,422

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	112,000	$738,842

		$738,842

Diversified Financial Services — 1.5%
BM&F Bovespa SA	132,900	$899,776

		$899,776

Electric Utilities — 2.1%
Cia Energetica de Minas Gerais, PFC Shares	73,126	$1,213,867

		$1,213,867

Electronic Equipment, Instruments & Components — 3.9%
Hon Hai Precision Industry Co., Ltd.	529,402	$2,292,315

		$2,292,315

Energy Equipment & Services — 1.4%
Tenaris SA ADR	19,700	$845,918

		$845,918

Food & Staples Retailing — 1.1%
X5 Retail Group NV GDR(2)(3)	19,200	$668,700

		$668,700

Food Products — 1.3%
Kuala Lumpur Kepong Bhd	144,000	$736,298

		$736,298

1

Security	Shares	Value
Gas Utilities — 1.7%
Perusahaan Gas Negara PT	2,178,000	$1,015,034

		$1,015,034

Health Care Equipment & Supplies — 1.0%
Mindray Medical International, Ltd. ADR	16,900	$615,498

		$615,498

Household Durables — 1.0%
Desarrolladora Homex SA de CV(3)	117,850	$557,139

		$557,139

Industrial Conglomerates — 2.7%
Beijing Enterprises Holdings, Ltd.	151,500	$1,053,312
Far Eastern New Century Corp.	454,920	499,902

		$1,553,214

Insurance — 4.8%
China Taiping Insurance Holdings Co., Ltd.(3)	472,400	$1,645,116
Samsung Fire & Marine Insurance Co., Ltd.	7,180	1,151,842

		$2,796,958

Machinery — 2.6%
United Tractors Tbk PT	456,583	$918,862
Weg SA	58,500	625,017

		$1,543,879

Media — 2.1%
Grupo Televisa SA ADR	20,700	$435,114
Naspers, Ltd., Class N	18,750	812,975

		$1,248,089

Metals & Mining — 10.4%
Cia de Minas Buenaventura SA ADR	17,300	$535,781
Grupo Mexico SAB de CV, Series B	287,500	769,922
Impala Platinum Holdings, Ltd.	33,150	973,185
POSCO	3,400	1,589,123
Vale SA ADR	69,600	2,240,424

		$6,108,435

Multiline Retail — 0.7%
PCD Stores, Ltd.(3)	1,308,000	$432,954

		$432,954

Oil, Gas & Consumable Fuels — 10.4%
CNOOC, Ltd.	947,000	$1,558,605
Petroleo Brasileiro SA	90,400	2,018,095
PTT Exploration & Production PCL(1)	224,000	1,028,731
Rosneft Oil Co. GDR	185,708	1,472,664

		$6,078,095

Pharmaceuticals — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	19,600	$1,236,368

		$1,236,368

Semiconductors & Semiconductor Equipment — 8.6%
Samsung Electronics Co., Ltd.	3,520	$2,544,940
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,730,689
United Microelectronics Corp.(3)	1,383,000	738,479

		$5,014,108

Textiles, Apparel & Luxury Goods — 1.0%
China Dongxiang Group Co.	853,000	$611,753

		$611,753

2

Security	Shares	Value
Transportation Infrastructure — 2.0%
China Merchants Holdings International Co., Ltd.	156,000	$569,175
Hong Kong Aircraft Engineering Co., Ltd.	45,600	575,085

		$1,144,260

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, Series L	352,700	$888,044
Philippine Long Distance Telephone Co. ADR	10,500	559,440

		$1,447,484

Total Common Stocks (identified cost $41,402,969)		$53,402,352

Warrants — 9.4%

Security	Shares	Value
Commercial Banks — 1.8%
ICICI Bank, Ltd., Exp. 10/24/12(4)	49,675	$1,048,987

		$1,048,987

Construction & Engineering — 1.6%
Larsen & Toubro, Ltd., Exp. 1/24/17(3)(4)	26,010	$944,363

		$944,363

IT Services — 2.1%
Infosys Technologies, Ltd., Exp. 6/30/11(3)	21,380	$1,247,096

		$1,247,096

Oil, Gas & Consumable Fuels — 1.1%
Reliance Industries, Ltd., Exp. 11/7/16(3)(4)	27,460	$656,736

		$656,736

Thrifts & Mortgage Finance — 2.8%
Housing Development Finance Corporation Ltd., Exp. 5/4/12(3)	26,835	$1,620,834

		$1,620,834

Total Warrants (identified cost $4,242,664)		$5,518,016

Total Investments — 100.6% (identified cost $45,645,633)		$58,920,368

Other Assets, Less Liabilities — (0.6)%		$(355,018)

Net Assets — 100.0%		$58,565,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)		Non-income producing security.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $2,650,086 or 4.5% of the Portfolio’s net assets.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Brazil	17.2%	$10,079,461
China	16.9	9,925,272
South Korea	13.6	7,941,324
Taiwan	11.2	6,537,228
India	9.4	5,518,016
Russia	6.6	3,853,074
Mexico	5.7	3,330,641
Indonesia	3.3	1,933,896
Thailand	3.1	1,798,617
South Africa	3.0	1,786,160
Peru	2.3	1,365,908
Israel	2.1	1,236,368
United Kingdom	1.5	897,662
Argentina	1.4	845,918
Malaysia	1.3	736,298
Hong Kong	1.0	575,085
Philippines	1.0	559,440

Total Investments	100.6%	$58,920,368

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,779,377

Gross unrealized appreciation	$14,158,504
Gross unrealized depreciation	(1,017,513)

Net unrealized appreciation	$13,140,991

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,425,207	$3,282,674		$—	$4,707,881
Consumer Staples	1,177,805	1,404,998		—	2,582,803
Energy	5,365,408	1,558,605		—	6,924,013
Financials	3,634,380	8,876,233		—	12,510,613
Health Care	1,851,866	—		—	1,851,866
Industrials	1,305,439	3,616,336		—	4,921,775
Information Technology	—	8,582,266		—	8,582,266
Materials	3,546,127	4,098,623		—	7,644,750
Telecommunication Services	1,447,484	—		—	1,447,484
Utilities	1,213,867	1,015,034		—	2,228,901

Total Common Stocks	$20,967,583	$32,434,769	*	$—	$53,402,352

Warrants
Energy	$—	$656,736		$—	$656,736
Financials	—	2,669,821		—	2,669,821
Industrials	—	944,363		—	944,363
Information Technology	—	1,247,096		—	1,247,096

Total Warrants	$—	$5,518,016		$—	$5,518,016

Total Investments	$20,967,583	$37,952,785		$—	$58,920,368

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Equity Asset Allocation Fund as of March 31, 2010 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2010, the Fund owned 3.1% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 12.9% of International Equity Portfolio’s outstanding interests, 0.9% of SMID-Cap Portfolio’s outstanding interests, 1.5% of Multi-Cap Growth Portfolio’s outstanding interests, 1.2% of Large-Cap Core Research Portfolio’s outstanding interests and 1.4% of Small-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2010 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Large-Cap Growth Portfolio (identified cost, $4,459,806)	$5,607,976	21.1%

Large-Cap Value Portfolio (identified cost, $4,352,503)	5,377,612	20.2

International Equity Portfolio (identified cost, $4,073,007)	4,621,174	17.4

SMID-Cap Portfolio (identified cost, $2,627,877)	3,450,167	13.0

Multi-Cap Growth Portfolio (identified cost, $2,274,443)	2,677,747	10.1

Large-Cap Core Research Portfolio (identified cost, $2,518,420)	2,673,248	10.0

Small-Cap Portfolio (identified cost, $1,756,801)	2,266,276	8.5

Total Investments in Affiliated Portfolios (identified cost, $22,062,857)	$26,674,200	100.3%

Other Assets, Less Liabilities	$(66,298)	(0.3)%

Net Assets	$26,607,902	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010 and December 31, 2009 the Fund’s investments in the Portfolios were value based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of March 31, 2010 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $762,355,010 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
India — 93.3%
Automobiles — 4.2%
Bajaj Auto, Ltd.	169,345	$7,614,874
Mahindra & Mahindra, Ltd.	1,336,436	16,311,795
Maruti Suzuki India, Ltd.	258,371	8,184,616

		$32,111,285

Beverages — 1.0%
United Spirits, Ltd.	257,635	$7,564,060

		$7,564,060

Capital Markets — 1.0%
India Infoline, Ltd.	2,929,088	$7,439,904

		$7,439,904

Commercial Banks — 14.9%
Axis Bank, Ltd.	605,050	$15,773,893
Bank of Baroda	682,147	9,736,407
HDFC Bank, Ltd.	569,689	24,568,692
ICICI Bank, Ltd.	1,252,384	26,614,612
ING Vysya Bank, Ltd.	1,105,695	6,792,739
State Bank of India	415,408	19,206,005
Union Bank of India, Ltd.	1,675,099	10,930,362

		$113,622,710

Construction & Engineering — 6.2%
IVRCL Infrastructures & Projects, Ltd.	1,484,410	$5,473,972
Lanco Infratech, Ltd.(1)	6,287,509	7,343,466
Larsen & Toubro, Ltd.	601,180	21,833,251
Nagarjuna Construction Co., Ltd.	3,409,665	12,353,428

		$47,004,117

Consumer Finance — 1.2%
Shriram Transport Finance Co., Ltd.	811,000	$9,480,903

		$9,480,903

Diversified Financial Services — 2.8%
Infrastructure Development Finance Co., Ltd.	2,586,952	$9,271,564
Power Finance Corporation, Ltd.	2,046,737	11,784,148

		$21,055,712

Diversified Telecommunication Services — 0.1%
Tata Communications, Ltd.	127,361	$796,530

		$796,530

Electric Utilities — 3.7%
Reliance Infrastructure, Ltd.	446,031	$9,882,221
Tata Power Co., Ltd.	591,937	18,083,994

		$27,966,215

Electrical Equipment — 6.8%
ABB, Ltd.	280,476	$5,184,063
Areva T&D India, Ltd.	657,806	4,460,983
Bharat Heavy Electricals, Ltd.	465,639	24,663,203
Crompton Greaves, Ltd.	2,979,476	17,288,679

		$51,596,928

1

Security	Shares	Value
Food Products — 0.7%
Bajaj Hindusthan, Ltd.	1,862,838	$5,633,682

		$5,633,682

Gas Utilities — 2.3%
Gail India, Ltd.	1,909,035	$17,388,205

		$17,388,205

Hotels, Restaurants & Leisure — 1.3%
Mahindra Holidays & Resorts India, Ltd.(1)	800,033	$9,661,005

		$9,661,005

Household Products — 0.5%
Hindustan Unilever, Ltd.	804,912	$4,267,981

		$4,267,981

Independent Power Producers & Energy Traders — 0.9%
GVK Power & Infrastructure, Ltd.(1)	6,698,354	$6,686,159

		$6,686,159

Industrial Conglomerates — 2.3%
Jaiprakash Associates, Ltd.	5,188,024	$17,283,950

		$17,283,950

IT Services — 11.6%
HCL Technologies, Ltd.	1,191,339	$9,588,135
Infosys Technologies, Ltd.	723,119	42,092,234
Mphasis, Ltd.	749,001	10,352,287
Tata Consultancy Services, Ltd.	1,513,015	26,267,688

		$88,300,344

Machinery — 3.7%
Ashok Leyland, Ltd.	11,156,625	$13,884,380
BEML, Ltd.	616,301	14,407,215

		$28,291,595

Metals & Mining — 6.0%
Hindalco Industries, Ltd.	2,092,382	$8,436,822
Jindal Steel & Power, Ltd.	688,517	10,780,175
Sterlite Industries (India), Ltd.	824,110	15,574,163
Tata Steel, Ltd.	795,916	11,197,296

		$45,988,456

Oil, Gas & Consumable Fuels — 8.6%
Hindustan Petroleum Corp., Ltd.	1,172,843	$8,307,475
Oil & Natural Gas Corp., Ltd.	557,634	13,566,123
Reliance Industries, Ltd.	1,824,270	43,666,892

		$65,540,490

Pharmaceuticals — 3.5%
Aurobindo Pharma, Ltd.	72,391	$1,548,655
Cipla, Ltd.	949,704	7,159,232
Glenmark Pharmaceuticals, Ltd.	1,068,232	6,354,273
Sun Pharmaceuticals Industries, Ltd.	295,163	11,801,260

		$26,863,420

Real Estate Management & Development — 2.9%
DLF, Ltd.	1,219,970	$8,371,784
Housing Development & Infrastructure, Ltd.(1)	1,435,602	9,158,138
Sobha Developers, Ltd.	787,566	4,796,100

		$22,326,022

2

Security	Shares	Value
Thrifts & Mortgage Finance — 2.6%
Housing Development Finance Corp., Ltd.	332,274	$20,082,309

		$20,082,309

Tobacco — 2.3%
ITC, Ltd.	3,038,463	$17,830,296

		$17,830,296

Wireless Telecommunication Services — 2.2%
Bharti Airtel, Ltd.	2,364,350	$16,510,964

		$16,510,964

Total India (identified cost $541,110,839)		$711,293,242

Sri Lanka — 1.1%
Industrial Conglomerates — 0.9%
John Keells Holdings PLC	4,184,226	$6,760,592

		$6,760,592

Wireless Telecommunication Services — 0.2%
Dialog Telekom, Ltd.(1)	30,080,680	$1,846,250

		$1,846,250

Total Sri Lanka (identified cost $11,769,023)		$8,606,842

Total Common Stocks (identified cost $552,879,862)		$719,900,084

Short-Term Investments — 4.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$33,294	$33,294,213

Total Short-Term Investments (identified cost $33,294,213)		$33,294,213

Total Investments — 98.8% (identified cost $586,174,075)		$753,194,297

Other Assets, Less Liabilities — 1.2%		$9,161,870

Net Assets — 100.0%		$762,356,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$593,780,262

Gross unrealized appreciation	$212,391,117
Gross unrealized depreciation	(52,977,082)

Net unrealized appreciation	$159,414,035

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$41,772,290		$—	$41,772,290
Consumer Staples	—	35,296,019		—	35,296,019
Energy	8,307,475	57,233,015		—	65,540,490
Financials	—	194,007,560		—	194,007,560
Health Care	11,801,260	15,062,160		—	26,863,420
Industrials	—	150,937,182		—	150,937,182
Information Technology	—	88,300,344		—	88,300,344
Materials	—	45,988,456		—	45,988,456
Telecommunication Services	1,846,250	17,307,494		—	19,153,744
Utilities	—	52,040,579		—	52,040,579

Total Common Stocks	$21,954,985	$697,945,099	*	$—	$719,900,084

Short-Term Investments	$—	$33,294,213		$—	$33,294,213

Total Investments	$21,954,985	$731,239,312		$—	$753,194,297

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Institutional Short Term Income Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 37.9%

	Principal
	Amount
Security	(000’s Omitted)	Value
Banks and Money Services — 29.7%
Australia and New Zealand Banking Group, Ltd., 0.21%, 6/7/10(1)	$1,500	$1,499,414
Bank of America Corp., 0.20%, 4/28/10	1,001	1,000,850
Bank of America Corp., 0.23%, 6/7/10	400	399,829
Bank of America Corp., 0.30%, 7/23/10	100	99,906
Bank of Nova Scotia, 0.30%, 7/28/10	500	499,508
BNP Paribas Finance, Inc., 0.18%, 4/13/10	844	843,949
CBA Finance, 0.18%, 4/6/10	600	599,985
CBA Finance, 0.26%, 6/22/10	907	906,463
HSBC Finance Corp., 0.20%, 4/27/10	500	499,928
HSBC Finance Corp., 0.28%, 6/21/10	1,000	999,370
National Australia Funding, 0.18%, 4/5/10(1)	800	799,984
National Australia Funding, 0.19%, 4/5/10(1)	800	799,983
Nestle Capital Corp., 0.30%, 9/29/10(1)	848	846,721
Nordea North America, Inc., 0.17%, 4/12/10	550	549,971
Nordea North America, Inc., 0.18%, 4/28/10	500	499,932
Rabobank USA Financial Co., 0.20%, 6/8/10	850	849,679
Rabobank USA Financial Co., 0.26%, 7/13/10	683	682,492
Royal Bank of Canada, 0.13%, 4/26/10	1,156	1,155,896
Societe Generale North America, Inc., 0.23%, 4/1/10	900	900,000
Societe Generale North America, Inc., 0.24%, 5/17/10	500	499,847

		$14,933,707

Beverages — 1.7%
Coca-Cola Co. (The), 0.16%, 5/11/10(1)	$463	$462,918
Coca-Cola Co. (The), 0.17%, 6/2/10(1)	382	381,888

		$844,806

Multimedia — 1.4%
Walt Disney Co. (The), 0.15%, 5/10/10(1)	$727	$726,882

		$726,882

Software — 5.1%
Microsoft Corp., 0.13%, 5/10/10(1)	$1,105	$1,104,844
Oracle Corp., 0.15%, 5/14/10(1)	1,452	1,451,740

		$2,556,584

Total Commercial Paper (identified cost $19,061,979)		$19,061,979

Corporate Bonds & Notes — 1.0%

	Principal
	Amount
Security	(000’s Omitted)	Value
Banks and Money Services — 1.0%
Citigroup, Inc., FDIC, 2.875%, 12/9/11	$500	$516,128

Total Corporate Bonds & Notes (identified cost $507,239)		$516,128

1

U.S. Government Agency Obligations — 53.1%

	Principal
	Amount
Security	(000’s Omitted)	Value
Federal Home Loan Bank:
Discount Note, 0.12%, 4/14/10	$1,128	$1,127,951
Discount Note, 0.20%, 5/26/10	2,299	2,298,298
Discount Note, 0.28%, 6/2/10	1,507	1,506,273

		$4,932,522

Federal Home Loan Mortgage Corp.:
Discount Note, 0.14%, 4/19/10	$1,771	$1,770,876
Discount Note, 0.16%, 5/18/10	2,570	2,569,463
Discount Note, 0.55%, 6/1/10	1,227	1,225,857
Discount Note, 0.21%, 6/7/10	1,500	1,499,414
Discount Note, 0.22%, 7/14/10	651	650,586
Discount Note, 0.20%, 7/21/10	1,913	1,911,820
Discount Note, 0.21%, 8/9/10	1,278	1,277,031
Discount Note, 0.22%, 8/23/10	486	485,572
Discount Note, 0.23%, 9/1/10	2,000	1,998,045
Discount Note, 0.27%, 10/26/10	2,000	1,996,880
Discount Note, 0.29%, 11/10/10	1,154	1,151,927
Discount Note, 0.32%, 11/16/10	501	499,980
Discount Note, 0.38%, 1/10/11	1,692	1,686,928

		$18,724,379

Federal National Mortgage Association:
Discount Note, 0.20%, 7/28/10	$803	$802,474
Discount Note, 0.21%, 8/11/10	600	599,538
Discount Note, 0.25%, 9/20/10	602	601,281
Discount Note, 0.26%, 10/5/10	501	500,323
Discount Note, 0.325%, 12/1/10	501	499,896

		$3,003,512

Total U.S. Government Agency Obligations (identified cost $26,660,413)		$26,660,413

Commercial Mortgage-Backed Securities — 8.0%

	Principal
	Amount
Security	(000’s Omitted)	Value
JPMCC, Series 2006-FL2A, Class A2, 0.36%, 11/15/18(2)(3)(4)	$5,000	$4,009,376

Total Commercial Mortgage-Backed Securities (identified cost $5,009,627)		$4,009,376

Total Investments — 100.0% (identified cost $51,239,258)		$50,247,896

Other Assets, Less Liabilities — 0.0%		$(9,406)

Net Assets — 100.0%		$50,238,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FDIC	-	Federal Deposit Insurance Corporation

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

(1)		A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2010.

2

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $4,009,376 or 8.0% of the Fund’s net assets.

(4)	Private placement security that may be resold to qualified investors.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,239,258

Gross unrealized appreciation	$8,889
Gross unrealized depreciation	(1,000,251)

Net unrealized depreciation	$(991,362)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Commercial Paper	$—	$19,061,979	$—	$19,061,979
Corporate Bonds & Notes	—	516,128	—	516,128
U.S. Government Agency Obligations	—	26,660,413	—	26,660,413
Commercial Mortgage-Backed Securities	—	4,009,376	—	4,009,376

Total Investments	$—	$50,247,896	$—	$50,247,896

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 26, 2010, the Fund’s Trustees approved the termination of the Fund. On April 30, 2010, the Fund redeemed its sole shareholder with cash and securities in-kind in a complete liquidation.

3

Eaton Vance Investment Grade Income Fund as of March 31, 2010 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $28,923,473 and the Fund owned 21.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 37.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$473,097

		$473,097

Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$332,901

		$332,901

Banks — 9.5%
American Express Co., 6.80%, 9/1/66(1)	$580	$569,850
American Express Co., 8.125%, 5/20/19	890	1,079,774
Bank of America Corp., 5.65%, 5/1/18	1,150	1,165,291
Bank of America Corp., 8.125%, 12/29/49(1)	650	664,027
Bear Stearns Co., Inc., 7.25%, 2/1/18	955	1,105,368
Capital One Financial Corp., 8.875%, 5/15/40	250	274,321
Citigroup Capital XXI, 8.30%, 12/21/57(1)	330	335,775
Citigroup Funding, Inc., MTN, 1.30%, 5/7/10(1)	400	400,338
Citigroup, Inc., 5.00%, 9/15/14	280	279,881
Citigroup, Inc., 5.85%, 8/2/16(2)	745	765,042
Citigroup, Inc., 8.50%, 5/22/19	185	216,283
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,314,948
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,290	1,367,080
Macquarie Group, Ltd., 6.00%, 1/14/20(2)(3)	180	179,875
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,185,744
PNC Funding Corp., 3.625%, 2/8/15	610	614,331
Wells Fargo & Co., 3.75%, 10/1/14(2)	1,280	1,296,835

		$12,814,763

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$184,830
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	657,575
Bottling Group, LLC, 6.95%, 3/15/14	540	625,711
Diageo Capital PLC, 5.875%, 9/30/36	120	124,187
Diageo Capital PLC, 7.375%, 1/15/14(2)	510	593,592

		$2,185,895

Broadcasting and Cable — 1.0%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$910,437
Time Warner Cable, Inc., 8.75%, 2/14/19	360	447,187

		$1,357,624

Bulding Materials — 0.4%
Masco Corp., 7.125%, 3/15/20	$550	$556,580

		$556,580

Commercial Services — 0.5%
Waste Management, Inc., 7.375%, 3/11/19	$260	$301,894
Waste Management, Inc., 7.75%, 5/15/32	310	366,328

		$668,222

Communications Services — 1.3%
AT&T, Inc., 4.85%, 2/15/14	$165	$177,315
AT&T, Inc., 5.80%, 2/15/19(2)	475	508,633
Crown Castle International Corp., 9.00%, 1/15/15(2)	270	293,625

	Principal
	Amount
Security	(000’s omitted)	Value
Qwest Corp., 7.625%, 6/15/15	$270	$296,325
Telecom Italia Capital, 6.175%, 6/18/14	500	534,943

		$1,810,841

Computers — 0.2%
Brocade Communications Systems, Inc., 6.625%, 1/15/18(3)	$300	$306,750

		$306,750

Diversified Manufacturing — 2.0%
Fortune Brands, Inc., 6.375%, 6/15/14(2)	$620	$679,144
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,404,421
Tyco International, Ltd., 6.875%, 1/15/21	550	629,712

		$2,713,277

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39(2)	$420	$446,137
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	368,885

		$815,022

Electrical and Electronic Equipment — 0.5%
Amphenol Corp., 4.75%, 11/15/14	$700	$720,824

		$720,824

Energy — 0.3%
Marathon Oil Corp., 6.50%, 2/15/14	$90	$100,993
Marathon Oil Corp., 7.50%, 2/15/19	215	252,960

		$353,953

Financial Services — 1.8%
General Electric Capital Corp., 5.625%, 5/1/18	$1,500	$1,570,057
HSBC Finance Corp., 5.25%, 1/14/11	775	799,164

		$2,369,221

Foods — 0.8%
Kraft Foods, Inc., 5.375%, 2/10/20	$660	$672,070
McDonald’s Corp., 5.80%, 10/15/17(2)	365	407,782

		$1,079,852

Foods-Retail — 0.9%
Kroger Co. (The), 6.40%, 8/15/17	$620	$690,319
Safeway, Inc., 6.25%, 3/15/14	510	567,387

		$1,257,706

Health Services — 0.9%
HCA, Inc., 8.50%, 4/15/19(3)	$250	$270,156
Laboratory Corp. of America, 5.50%, 2/1/13	545	579,570
McKesson Corp., 6.50%, 2/15/14	340	380,086

		$1,229,812

Insurance — 1.7%
MetLife, Inc., 6.75%, 6/1/16	$600	$673,248
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	641,281
The Travelers Cos., Inc., 5.80%, 5/15/18	875	938,846

		$2,253,375

Lodging and Gaming — 0.7%
International Game Technology, 7.50%, 6/15/19	$600	$680,737
MGM Mirage, Inc., 8.50%, 9/15/10(2)	300	303,375

		$984,112

Media — 0.5%
Walt Disney Co. (The), 5.50%, 3/15/19(2)	$600	$652,712

		$652,712

	Principal
	Amount
Security	(000’s omitted)	Value
Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$655,626

		$655,626

Oil and Gas-Equipment and Services — 0.6%
Transocean, Inc., 7.375%, 4/15/18	$650	$762,389

		$762,389

Pipelines — 1.0%
Energy Transfer Partners LP, 9.70%, 3/15/19	$555	$703,608
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	695,725

		$1,399,333

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$527,796
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	334,301
Regency Centers, LP, 5.875%, 6/15/17	320	319,923
Vornado Realty, LP, 4.25%, 4/1/15	605	601,080

		$1,783,100

Retail-Drug Stores — 0.7%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$691,187
Walgreen Co., 5.25%, 1/15/19	240	255,510

		$946,697

Retail-Specialty and Apparel — 3.3%
Costco Wholesale Corp., 5.50%, 3/15/17(2)	$730	$802,241
Kohl’s Corp., 6.25%, 12/15/17	600	668,533
Limited Brands, Inc., 8.50%, 6/15/19(2)	250	280,000
Nordstrom, Inc., 6.25%, 1/15/18(2)	340	374,653
Staples, Inc., 9.75%, 1/15/14(2)	520	630,923
Target Corp., 6.00%, 1/15/18(2)	600	672,805
Toys “R” Us, 10.75%, 7/15/17(3)	250	280,000
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	700	756,424

		$4,465,579

Software — 0.4%
CA, Inc., 5.375%, 12/1/19	$545	$551,909

		$551,909

Technology — 0.3%
Western Union Co., 6.50%, 2/26/14	$410	$462,778

		462,778

Tobacco — 1.1%
Altria Group, Inc., 9.95%, 11/10/38	$440	$579,437
Philip Morris International, Inc., 5.65%, 5/16/18	870	938,237

		$1,517,674

Transportation — 0.6%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$743,588

		$743,588

Utilities — 1.4%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$612,849
Georgia Power Co., 5.70%, 6/1/17(2)	565	620,226

	Principal
	Amount
Security	(000’s omitted)	Value
Southern California Edison Co., 4.15%, 9/15/14(2)	$150	$158,497
Southern California Edison Co., 6.05%, 3/15/39	490	518,332

		$1,909,904

Total Corporate Bonds (identified cost $47,115,553)		$50,135,116

Agency Mortgage-Backed Securities — 23.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$486	$488,048
Gold Pool #E00421, 6.00%, 3/1/11	12	12,881
Gold Pool #E00598, 5.50%, 12/1/13	212	226,382
Gold Pool #E00617, 5.50%, 1/1/14	362	387,226
Gold Pool #G04309, 5.50%, 5/1/38	5,893	6,223,893
Gold Pool #G18176, 5.00%, 4/1/22	2,172	2,305,981
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	101	101,915
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	171	175,902

		$9,922,228

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$4,495	$4,733,077
Pool #257169, 4.50%, 3/1/38	3,781	3,792,879
Pool #448183, 5.50%, 10/1/13	40	42,284
Pool #535454, 6.00%, 2/1/15	77	82,949
Pool #545937, 6.00%, 6/1/14	63	68,112
Pool #545948, 6.00%, 12/1/14	50	54,270
Pool #889040, 5.00%, 6/1/37	2,524	2,604,265
Pool #918109, 5.00%, 5/1/37	5,336	5,505,776
Pool #929009, 6.00%, 1/1/38	3,372	3,573,585

		$20,457,197

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$260	$280,583
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	668	728,390

		$1,008,973

Total Agency Mortgage-Backed Securities (identified cost $29,408,432)		$31,388,398

Commercial Mortgage-Backed Securities — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$475	$485,269
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	471,391
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	324,489
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	399,483
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	500	519,389
CGCMT, Series 2004-C1, Class A4, 5.373%, 4/15/40	350	369,637
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	23	23,102
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	340	346,586
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	250	256,767
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	529,949
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	615	629,636
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	450	460,328

	Principal
	Amount
Security	(000’s omitted)	Value
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	$359	$372,382
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	181	183,357
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	310	313,395
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39	500	520,725
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	398,637
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	308,526
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	137	140,342
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	919,332
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,100,353
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	235	241,270
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	493,333
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	380	386,987
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	309	312,156
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	662	678,271
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	467,708
WBCMT, Series 2004-C12, Class A4, 5.238%, 7/15/41	585	602,000
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	610	638,317

Total Commercial Mortgage-Backed Securities (identified cost $12,397,378)		$12,893,117

Asset-Backed Securities — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(3)	$850	$849,909
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	628,268
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	649,969

Total Asset-Backed Securities (identified cost $2,049,652)		$2,128,146

U.S. Government Agency Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,082,354

Total U.S. Government Agency Bonds (identified cost $1,020,581)		$1,082,354

U.S. Treasury Obligations — 23.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 6.375%, 8/15/27	$7,300	$8,971,021
U.S. Treasury Note, 1.375%, 11/15/12	375	375,029
U.S. Treasury Note, 1.75%, 11/15/11	1,875	1,903,858
U.S. Treasury Note, 2.75%, 7/31/10	9,000	9,079,461
U.S. Treasury Note, 3.375%, 11/15/19	9,000	8,687,115
U.S. Treasury Note, 4.00%, 2/15/15	215	230,252
U.S. Treasury Note, 4.50%, 2/28/11	2,290	2,375,786

Total U.S. Treasury Obligations (identified cost $31,127,699)		$31,622,522

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$394,913

Total Taxable Municipal Securities (identified cost $395,000)		$394,913

Preferred Securities — 1.4%

Security	Shares/Units	Value
Commercial Banks — 0.5%
Barclays Bank PLC, 7.434%(1)(3)	7,000	$715,297

		$715,297

Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.925%(1)(3)	4	$806,758

		$806,758

Insurance — 0.3%
RAM Holdings, Ltd., Series A, 7.50%(4)	2,000	$400,125

		$400,125

Total Preferred Securities (identified cost $3,477,385)		$1,922,180

Interest Rate Swaptions — 0.2%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	$9,000,000	$334,350

Total Interest Rate Swaptions (identified cost $548,100)			$334,350

Short-Term Investments — 9.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LCC, 0.18%(5)(6)	$7,323	$7,323,478
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)	4,770	4,770,382

Total Short-Term Investments (identified cost $12,093,860)		$12,093,860

Total Investments — 106.6% (identified cost $139,633,640)		$143,994,956

Other Assets, Less Liabilities — (6.6)%		$(8,885,047)

Net Assets — 100.0%		$135,109,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LBUBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2010.

(2)		All or a portion of this security was on loan at March 31, 2010.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $3,408,745 or 2.5% of the Portfolio’s net assets.

(4)		Non-income producing security.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees), net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $1,515, $630 and $0, respectively.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $7,190,712 and received $7,323,478 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,520,999

Gross unrealized appreciation	$6,549,014
Gross unrealized depreciation	(2,075,057)

Net unrealized appreciation	$4,473,957

A summary of financial instruments outstanding at March 31, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive
		Credit	(000’s	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(22,209)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880%	6/20/2012	(7,774)

						$(29,983)

Credit Default Swaps — Buy Protection

Notional
		Amount	Pay
		(000’s	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$4,746

$4,746

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At March 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$50,135,116	$—	$50,135,116
Agency Mortgage-Backed Securities	—	31,388,398	—	31,388,398
Commercial Mortgage-Backed Securities	—	12,893,117	—	12,893,117
Asset-Backed Securities	—	2,128,146	—	2,128,146
U.S. Government Agency Bonds	—	1,082,354	—	1,082,354
U.S. Treasury Obligations	—	31,622,522	—	31,622,522
Taxable Municipal Securities	—	394,913	—	394,913
Preferred Securities	—	1,922,180	—	1,922,180
Interest Rate Swaptions	—	334,350	—	334,350
Short-Term Investments	—	12,093,860	—	12,093,860

Total Investments	$—	$143,994,956	$—	$143,994,956

Credit Default Swaps	$—	$4,746	$—	$4,746

Total	$—	$143,999,702	$—	$143,999,702

Liability Description

Credit Default Swaps	$—	$(29,983)	$—	$(29,983)

Total	$—	$(29,983)	$—	$(29,983)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Growth Fund as of March 31, 2010 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $153,397,709 and the Fund owned 86.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	19,700	$1,430,417
General Dynamics Corp.	28,300	2,184,760
United Technologies Corp.	29,900	2,200,939

		$5,816,116

Air Freight & Logistics — 1.9%
Expeditors International of Washington, Inc.	54,600	$2,015,832
FedEx Corp.	14,400	1,344,960

		$3,360,792

Auto Components — 1.3%
Lear Corp.(1)	29,700	$2,356,695

		$2,356,695

Beverages — 3.4%
Coca-Cola Co. (The)	41,700	$2,293,500
PepsiCo, Inc.	58,250	3,853,820

		$6,147,320

Biotechnology — 3.4%
Amgen, Inc.(1)	43,800	$2,617,488
Celgene Corp.(1)	37,128	2,300,451
Gilead Sciences, Inc.(1)	23,700	1,077,876

		$5,995,815

Capital Markets — 1.1%
State Street Corp.	45,000	$2,031,300

		$2,031,300

Commercial Banks — 1.3%
Wells Fargo & Co.	74,700	$2,324,664

		$2,324,664

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	54,500	$1,876,435

		$1,876,435

Communications Equipment — 4.7%
Brocade Communications Systems, Inc.(1)	247,100	$1,410,941
Cisco Systems, Inc.(1)	195,900	5,099,277
QUALCOMM, Inc.	45,500	1,910,545

		$8,420,763

Computers & Peripherals — 7.6%
Apple, Inc.(1)	23,500	$5,520,855
EMC Corp.(1)	119,600	2,157,584
Hewlett-Packard Co.	65,800	3,497,270
International Business Machines Corp.	19,000	2,436,750

		$13,612,459

Construction & Engineering — 1.0%
Fluor Corp.	37,700	$1,753,427

		$1,753,427

Consumer Finance — 1.2%
American Express Co.	52,800	$2,178,528

		$2,178,528

1

Security	Shares	Value
Diversified Financial Services — 2.6%
Bank of America Corp.	133,865	$2,389,490
JPMorgan Chase & Co.	48,400	2,165,900

		$4,555,390

Electrical Equipment — 0.8%
Emerson Electric Co.	28,200	$1,419,588

		$1,419,588

Electronic Equipment, Instruments & Components — 3.0%
Agilent Technologies, Inc.(1)	62,500	$2,149,375
Corning, Inc.	155,651	3,145,707

		$5,295,082

Energy Equipment & Services — 2.3%
Halliburton Co.	57,900	$1,744,527
Schlumberger, Ltd.	37,600	2,386,096

		$4,130,623

Food & Staples Retailing — 3.9%
Walgreen Co.	74,500	$2,763,205
Wal-Mart Stores, Inc.	75,400	4,192,240

		$6,955,445

Food Products — 2.3%
Kellogg Co.	45,800	$2,447,094
Nestle SA	31,000	1,588,501

		$4,035,595

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	42,000	$2,444,400
Covidien PLC	36,100	1,815,108
Medtronic, Inc.	57,300	2,580,219
Zimmer Holdings, Inc.(1)	28,900	1,710,880

		$8,550,607

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	63,260	$2,459,549
Starbucks Corp.(1)	74,000	1,795,980

		$4,255,529

Household Products — 3.2%
Colgate-Palmolive Co.	38,000	$3,239,880
Procter & Gamble Co.	39,200	2,480,184

		$5,720,064

Industrial Conglomerates — 0.9%
3M Co.	18,700	$1,562,759

		$1,562,759

Insurance — 1.1%
Prudential Financial, Inc.	31,200	$1,887,600

		$1,887,600

Internet Software & Services — 4.6%
Akamai Technologies, Inc.(1)	114,100	$3,583,881
Google, Inc., Class A(1)	8,000	4,536,080

		$8,119,961

IT Services — 2.5%
Cognizant Technology Solutions Corp.(1)	35,800	$1,825,084
MasterCard, Inc., Class A	10,400	2,641,600

		$4,466,684

2

Security	Shares	Value
Machinery — 1.2%
Caterpillar, Inc.	32,807	$2,061,920

		$2,061,920

Media — 2.2%
Discovery Communications, Inc., Class A(1)	52,000	$1,757,080
Walt Disney Co. (The)	62,500	2,181,875

		$3,938,955

Metals & Mining — 1.5%
Nucor Corp.	59,000	$2,677,420

		$2,677,420

Multiline Retail — 2.5%
Macy’s, Inc.	125,300	$2,727,781
Target Corp.	31,900	1,677,940

		$4,405,721

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	28,100	$2,046,523
Exxon Mobil Corp.	17,182	1,150,850
Occidental Petroleum Corp.	18,400	1,555,536
Peabody Energy Corp.	29,300	1,339,010

		$6,091,919

Pharmaceuticals — 8.0%
Abbott Laboratories	59,200	$3,118,656
Allergan, Inc.	36,600	2,390,712
Johnson & Johnson	50,900	3,318,680
Merck & Co., Inc.	53,200	1,987,020
Pfizer, Inc.	89,850	1,540,927
Shire PLC ADR	28,200	1,860,072

		$14,216,067

Semiconductors & Semiconductor Equipment — 6.6%
Atheros Communications, Inc.(1)	49,100	$1,900,661
Broadcom Corp., Class A	93,650	3,107,307
Cree, Inc.(1)	24,260	1,703,537
Intel Corp.	161,000	3,583,860
NVIDIA Corp.(1)	89,968	1,563,644

		$11,859,009

Software — 3.9%
Microsoft Corp.	160,232	$4,689,991
Oracle Corp.	89,500	2,299,255

		$6,989,246

Specialty Retail — 1.9%
Bed Bath & Beyond, Inc.(1)	39,500	$1,728,520
Staples, Inc.	68,300	1,597,537

		$3,326,057

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	34,900	$2,565,150

		$2,565,150

Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A(1)	41,600	$1,772,576

		$1,772,576

Total Common Stocks (identified cost $140,806,341)		$176,733,281

3

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$2,712	$2,712,170

Total Short-Term Investments (identified cost $2,712,170)		$2,712,170

Total Investments — 100.7% (identified cost $143,518,511)		$179,445,451

Other Assets, Less Liabilities — (0.7)%		$(1,288,743)

Net Assets — 100.0%		$178,156,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $690 and $0, respectively.

4

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,614,421

Gross unrealized appreciation	$36,224,526
Gross unrealized depreciation	(393,496)

Net unrealized appreciation	$35,831,030

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$20,848,107	$—		$—	$20,848,107
Consumer Staples	21,269,923	1,588,501		—	22,858,424
Energy	10,222,542	—		—	10,222,542
Financials	12,977,482	—		—	12,977,482
Health Care	28,762,489	—		—	28,762,489
Industrials	17,851,037	—		—	17,851,037
Information Technology	58,763,204	—		—	58,763,204
Materials	2,677,420	—		—	2,677,420
Telecommunication Services	1,772,576	—		—	1,772,576

Total Common Stocks	$175,144,780	$1,588,501	*	$—	$176,733,281

Short-Term Investments	$—	$2,712,170		$—	$2,712,170

Total Investments	$175,144,780	$4,300,671		$—	$179,445,451

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Large-Cap Value Fund as of March 31, 2010 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $17,193,653,419 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 4.4%
Boeing Co. (The)(1)	1,750,000	$127,067,500
General Dynamics Corp.	3,500,000	270,200,000
United Technologies Corp.	5,000,000	368,050,000

		$765,317,500

Beverages — 1.0%
PepsiCo, Inc.	2,750,000	$181,940,000

		$181,940,000

Biotechnology — 0.8%
Amgen, Inc.(2)	2,250,000	$134,460,000

		$134,460,000

Capital Markets — 2.7%
Goldman Sachs Group, Inc.	2,050,000	$349,791,500
Northern Trust Corp.(1)	2,000,000	110,520,000

		$460,311,500

Chemicals — 0.6%
Air Products and Chemicals, Inc.(1)	1,500,000	$110,925,000

		$110,925,000

Commercial Banks — 7.9%
Fifth Third Bancorp(1)	10,000,000	$135,900,000
KeyCorp(1)	17,000,000	131,750,000
PNC Financial Services Group, Inc.(1)	6,000,000	358,200,000
U.S. Bancorp(1)	10,000,000	258,800,000
Wells Fargo & Co.	15,500,000	482,360,000

		$1,367,010,000

Commercial Services & Supplies — 1.3%
Waste Management, Inc.(1)	6,500,000	$223,795,000

		$223,795,000

Communications Equipment — 1.4%
Cisco Systems, Inc.(1)(2)	5,000,000	$130,150,000
Telefonaktiebolaget LM Ericsson, Class B(1)	10,000,000	104,860,142

		$235,010,142

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	7,000,000	$372,050,000
International Business Machines Corp.	1,750,000	224,437,500

		$596,487,500

Consumer Finance — 1.1%
American Express Co.	4,500,000	$185,670,000

		$185,670,000

Diversified Financial Services — 5.4%
Bank of America Corp.	26,750,000	$477,487,500
JPMorgan Chase & Co.	10,250,000	458,687,500

		$936,175,000

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	6,750,000	$174,420,000
Verizon Communications, Inc.(1)	5,750,000	178,365,000

		$352,785,000

1

Security	Shares	Value
Electric Utilities — 2.0%
American Electric Power Co., Inc.	7,000,000	$239,260,000
Southern Co.(1)	3,200,000	106,112,000

		$345,372,000

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	5,000,000	$101,050,000

		$101,050,000

Energy Equipment & Services — 3.1%
Halliburton Co.	10,850,000	$326,910,500
Transocean, Ltd.(2)	2,500,000	215,950,000

		$542,860,500

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	3,500,000	$194,600,000

		$194,600,000

Food Products — 2.6%
Kellogg Co.(1)	2,500,000	$133,575,000
Nestle SA	6,000,000	307,451,848

		$441,026,848

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)(2)	10,000,000	$72,200,000
Covidien PLC	2,000,000	100,560,000

		$172,760,000

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.(2)	3,000,000	$98,010,000

		$98,010,000

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.(1)	3,250,000	$126,360,000
McDonald’s Corp.	6,250,000	417,000,000

		$543,360,000

Industrial Conglomerates — 2.6%
General Electric Co.	17,000,000	$309,400,000
Tyco International, Ltd.	3,500,000	133,875,000

		$443,275,000

Insurance — 5.5%
Lincoln National Corp.(1)	4,500,000	$138,150,000
MetLife, Inc.(1)	7,350,000	318,549,000
Prudential Financial, Inc.(1)	6,250,000	378,125,000
Travelers Companies, Inc. (The)	1,950,000	105,183,000

		$940,007,000

IT Services — 1.1%
MasterCard, Inc., Class A(1)	750,000	$190,500,000

		$190,500,000

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)(2)	1,750,000	$90,020,000

		$90,020,000

Machinery — 1.8%
Caterpillar, Inc.(1)	2,500,000	$157,125,000
PACCAR, Inc.(1)	3,500,000	151,690,000

		$308,815,000

2

Security	Shares	Value
Media — 1.2%
Time Warner Cable, Inc.(1)	1,750,000	$93,292,500
Walt Disney Co. (The)(1)	3,500,000	122,185,000

		$215,477,500

Metals & Mining — 3.8%
BHP Billiton, Ltd. ADR(1)	2,500,000	$200,800,000
Freeport-McMoRan Copper & Gold, Inc.(1)	3,075,000	256,885,500
United States Steel Corp.(1)	3,050,000	193,736,000

		$651,421,500

Multi-Utilities — 1.8%
PG&E Corp.(1)	3,750,000	$159,075,000
Public Service Enterprise Group, Inc.	5,000,000	147,600,000

		$306,675,000

Multiline Retail — 1.1%
Target Corp.(1)	3,550,000	$186,730,000

		$186,730,000

Oil, Gas & Consumable Fuels — 15.2%
Anadarko Petroleum Corp.(1)	6,000,000	$436,980,000
Apache Corp.	3,750,000	380,625,000
Chevron Corp.	5,300,000	401,899,000
Exxon Mobil Corp.(1)	6,400,000	428,672,000
Hess Corp.(1)	5,750,000	359,662,500
Occidental Petroleum Corp.	5,050,000	426,927,000
Peabody Energy Corp.	3,900,000	178,230,000

		$2,612,995,500

Pharmaceuticals — 6.4%
Abbott Laboratories	4,750,000	$250,230,000
Bristol-Myers Squibb Co.(1)	5,250,000	140,175,000
Johnson & Johnson	1,616,431	105,391,301
Merck & Co., Inc.	6,550,000	244,642,500
Pfizer, Inc.	21,100,000	361,865,000

		$1,102,303,801

Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.(1)	2,000,000	$172,700,000
Boston Properties, Inc.(1)	1,300,000	98,072,000
Vornado Realty Trust(1)	1,850,000	140,045,000

		$410,817,000

Road & Rail — 1.3%
Union Pacific Corp.	3,000,000	$219,900,000

		$219,900,000

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	7,000,000	$155,820,000

		$155,820,000

Software — 1.6%
Microsoft Corp.(1)	6,150,000	$180,010,500
Oracle Corp.(1)	3,500,000	89,915,000

		$269,925,500

Specialty Retail — 4.1%
Best Buy Co., Inc.(1)	7,750,000	$329,685,000
Staples, Inc.(1)	8,000,000	187,120,000
TJX Companies, Inc. (The)(1)	4,300,000	182,836,000

		$699,641,000

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	2,350,000	$172,725,000

		$172,725,000

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	5,000,000	$170,650,000

		$170,650,000

Total Common Stocks (identified cost $13,710,310,901)		$17,136,624,791

Short-Term Investments — 6.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.18%(3)(4)	$869,849	$869,849,211
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	174,862	174,861,738

Total Short-Term Investments (identified cost $1,044,710,949)		$1,044,710,949

Total Investments — 105.5% (identified cost $14,755,021,850)		$18,181,335,740

Other Assets, Less Liabilities — (5.5)%		$(955,512,819)

Net Assets — 100.0%		$17,225,822,921

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2010.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $579,085, $52,524 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $846,989,305 and received $869,849,211 of cash collateral for the loans.

4

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,968,929,920

Gross unrealized appreciation	$3,245,043,106
Gross unrealized depreciation	(32,637,286)

Net unrealized appreciation	$3,212,405,820

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,817,933,500	$—		$—	$1,817,933,500
Consumer Staples	510,115,000	307,451,848		—	817,566,848
Energy	3,155,856,000	—		—	3,155,856,000
Financials	4,299,990,500	—		—	4,299,990,500
Health Care	1,597,553,801	—		—	1,597,553,801
Industrials	1,961,102,500	—		—	1,961,102,500
Information Technology	1,443,933,000	104,860,142		—	1,548,793,142
Materials	762,346,500	—		—	762,346,500
Telecommunication Services	523,435,000	—		—	523,435,000
Utilities	652,047,000	—		—	652,047,000

Total Common Stocks	$16,724,312,801	$412,311,990	*	$—	$17,136,624,791

Short-Term Investments	$—	$1,044,710,949		$—	$1,044,710,949

Total Investments	$16,724,312,801	$1,457,022,939		$—	$18,181,335,740

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Real Estate Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.2%
Choice Hotels International, Inc.	650	$22,627
Marriott International, Inc., Class A	868	27,359

		$49,986

Other — 3.5%
American Tower Corp., Class A(1)	260	$11,079
CB Richard Ellis Group, Inc., Class A(1)	1,020	16,167
Jones Lang LaSalle, Inc.	195	14,213

		$41,459

Real Estate Investment Trusts — 89.7%

Security	Shares	Value
Health Care — 8.3%
HCP, Inc.	1,100	$36,300
Health Care REIT, Inc.	430	19,449
Nationwide Health Properties, Inc.	665	23,375
Ventas, Inc.	400	18,992

		$98,116

Hotels & Resorts — 4.9%
DiamondRock Hospitality Co.(1)	370	$3,741
Host Hotels & Resorts, Inc.	3,005	44,023
Sunstone Hotel Investors, Inc.(1)	940	10,500

		$58,264

Industrial — 5.4%
AMB Property Corp.	1,115	$30,373
DCT Industrial Trust, Inc.	905	4,733
EastGroup Properties, Inc.	330	12,454
ProLogis	875	11,550
Terreno Realty Corp.(1)	215	4,242

		$63,352

Mall — 12.6%
Macerich Co. (The)	375	$14,366
Simon Property Group, Inc.	1,446	121,319
Taubman Centers, Inc.	315	12,575

		$148,260

Office — 20.1%
Boston Properties, Inc.	770	$58,089
Brandywine Realty Trust	750	9,157
Corporate Office Properties Trust	505	20,265
Douglas Emmett, Inc.	1,205	18,521
Highwoods Properties, Inc.	715	22,687
Liberty Property Trust, Inc.	420	14,255
Mack-Cali Realty Corp.	460	16,215
PS Business Parks, Inc.	75	4,005
Vornado Realty Trust	977	73,959

		$237,153

Residential — 18.9%
American Campus Communities, Inc.	1,000	$27,660
AvalonBay Communities, Inc.	752	64,935
BRE Properties, Inc.	455	16,266
Camden Property Trust	455	18,942

1

Security	Shares	Value
Equity Residential	1,625	$63,619
Essex Property Trust, Inc.	120	10,794
Home Properties, Inc.	135	6,318
Mid-America Apartment Communities, Inc.	265	13,724

		$222,258

Shopping Center — 10.2%
Acadia Realty Trust	677	$12,091
Developers Diversified Realty Corp.	950	11,562
Equity One, Inc.	330	6,234
Federal Realty Investment Trust	515	37,497
Kimco Realty Corp.	1,080	16,891
Regency Centers Corp.	685	25,667
Tanger Factory Outlet Centers	225	9,711

		$119,653

Specialty — 3.5%
Alexandria Real Estate Equities, Inc.	240	$16,224
BioMed Realty Trust, Inc.	840	13,894
Digital Realty Trust, Inc.	210	11,382

		$41,500

Storage — 5.8%
Extra Space Storage, Inc.	925	$11,729
Public Storage, Inc.	490	45,075
U-Store-It Trust	1,655	11,916

		$68,720

Total Real Estate Investment Trusts		$1,057,276

Total Common Stocks (identified cost $1,064,869)		$1,148,721

Short-Term Investments — 3.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$37	$37,807

Total Short-Term Investments (identified cost $37,807)		$37,807

Total Investments — 100.6% (identified cost $1,102,676)		$1,186,528

Other Assets, Less Liabilities — (0.6)%		$(7,384)

Net Assets — 100.0%		$1,179,144

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

REIT	-	Real Estate Investment Trust

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $15 and $0, respectively.

2

The Fund did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,112,326

Gross unrealized appreciation	$98,821
Gross unrealized depreciation	(24,619)

Net unrealized appreciation	$74,202

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$1,148,721	$—	$—	$1,148,721
Short-Term Investments	—	37,807	—	37,807

Total Investments	$1,148,721	$37,807	$—	$1,186,528

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Small-Cap Fund as of March 31, 2010 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $146,607,156 and the Fund owned 91.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 3.3%
Aerovironment, Inc.(1)	98,860	$2,581,235
DigitalGlobe, Inc.(1)	94,190	2,632,610

		$5,213,845

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	43,510	$1,217,410

		$1,217,410

Auto Components — 1.6%
Dana Holding Corp.(1)	212,120	$2,519,986

		$2,519,986

Beverages — 1.6%
Central European Distribution Corp.(1)	75,120	$2,629,951

		$2,629,951

Biotechnology — 3.2%
Martek Biosciences Corp.(1)	122,140	$2,749,371
Myriad Genetics, Inc.(1)	96,840	2,329,002

		$5,078,373

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	68,120	$2,473,437

		$2,473,437

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	35,570	$2,810,030
Duff & Phelps Corp., Class A	67,870	1,136,144

		$3,946,174

Chemicals — 3.3%
Calgon Carbon Corp.(1)	166,450	$2,849,624
Intrepid Potash, Inc.(1)	78,640	2,385,151

		$5,234,775

Commercial Banks — 3.8%
Boston Private Financial Holdings, Inc.	113,100	$833,547
Iberiabank Corp.	20,390	1,223,604
SVB Financial Group(1)	26,360	1,229,958
TCF Financial Corp.	52,260	833,024
Webster Financial Corp.	67,210	1,175,503
Wilmington Trust Corp.	50,070	829,660

		$6,125,296

Commercial Services & Supplies — 2.2%
Clean Harbors, Inc.(1)	42,690	$2,371,856
Team, Inc.(1)	73,140	1,213,393

		$3,585,249

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.(1)	402,180	$2,296,448

		$2,296,448

Computers & Peripherals — 0.7%
Stratasys, Inc.(1)	45,415	$1,107,218

		$1,107,218

1

Security	Shares	Value
Construction & Engineering — 3.3%
Shaw Group, Inc. (The)(1)	78,070	$2,687,169
Tutor Perini Corp.(1)	119,340	2,595,645

		$5,282,814

Containers & Packaging — 2.9%
Graham Packaging Co., Inc.(1)	189,420	$2,377,221
Temple-Inland, Inc.	112,550	2,299,396

		$4,676,617

Distributors — 1.5%
LKQ Corp.(1)	117,740	$2,390,122

		$2,390,122

Electronic Equipment, Instruments & Components — 4.9%
FLIR Systems, Inc.(1)	90,750	$2,559,150
National Instruments Corp.	76,810	2,561,613
Trimble Navigation, Ltd.(1)	95,890	2,753,961

		$7,874,724

Energy Equipment & Services — 3.8%
CARBO Ceramics, Inc.	38,460	$2,397,596
Dril-Quip, Inc.(1)	40,760	2,479,839
Hornbeck Offshore Services, Inc.(1)	63,230	1,174,181

		$6,051,616

Food Products — 3.4%
Corn Products International, Inc.	83,530	$2,895,150
Ralcorp Holdings, Inc.(1)	38,270	2,593,940

		$5,489,090

Health Care Equipment & Supplies — 3.2%
West Pharmaceutical Services, Inc.	59,815	$2,509,239
Wright Medical Group, Inc.(1)	144,480	2,567,410

		$5,076,649

Health Care Providers & Services — 3.0%
Hanger Orthopedic Group, Inc.(1)	125,820	$2,287,408
VCA Antech, Inc.(1)	90,070	2,524,662

		$4,812,070

Hotels, Restaurants & Leisure — 1.4%
Bally Technologies, Inc.(1)	57,050	$2,312,807

		$2,312,807

Household Durables — 1.7%
Tempur-Pedic International, Inc.(1)	90,620	$2,733,099

		$2,733,099

Household Products — 1.6%
Church & Dwight Co., Inc.	37,245	$2,493,553

		$2,493,553

Insurance — 0.9%
HCC Insurance Holdings, Inc.	54,700	$1,509,720

		$1,509,720

IT Services — 3.0%
Euronet Worldwide, Inc.(1)	126,805	$2,337,016
ManTech International Corp., Class A(1)	49,270	2,405,854

		$4,742,870

2

Security	Shares	Value
Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	178,810	$2,619,567

		$2,619,567

Machinery — 1.9%
Astec Industries, Inc.(1)	38,864	$1,125,502
RBC Bearings, Inc.(1)	43,420	1,383,795
Tennant Co.	17,460	478,229

		$2,987,526

Metals & Mining — 1.7%
Compass Minerals International, Inc.	34,480	$2,766,330

		$2,766,330

Multi-Utilities — 0.8%
CMS Energy Corp.	83,490	$1,290,755

		$1,290,755

Multiline Retail — 1.7%
Big Lots, Inc.(1)	76,430	$2,783,581

		$2,783,581

Oil, Gas & Consumable Fuels — 6.2%
Brigham Exploration Co.(1)	170,350	$2,717,082
Forest Oil Corp.(1)	87,090	2,248,664
James River Coal Co.(1)	102,040	1,622,436
Range Resources Corp.	13,160	616,809
Rosetta Resources, Inc.(1)	113,730	2,678,342

		$9,883,333

Paper & Forest Products — 1.4%
Clearwater Paper Corp.(1)	45,519	$2,241,811

		$2,241,811

Personal Products — 1.6%
Mead Johnson Nutrition Co., Class A	50,774	$2,641,771

		$2,641,771

Pharmaceuticals — 1.4%
King Pharmaceuticals, Inc.(1)	189,180	$2,224,757

		$2,224,757

Professional Services — 3.3%
FTI Consulting, Inc.(1)	61,430	$2,415,428
Kelly Services, Inc., Class A(1)	95,012	1,582,900
Robert Half International, Inc.	40,840	1,242,761

		$5,241,089

Road & Rail — 3.1%
Genesee & Wyoming, Inc., Class A(1)	70,910	$2,419,449
Kansas City Southern(1)	71,340	2,580,368

		$4,999,817

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	185,430	$1,555,758
Cypress Semiconductor Corp.(1)	136,760	1,572,740
Novellus Systems, Inc.(1)	51,080	1,277,000
Varian Semiconductor Equipment Associates, Inc.(1)	35,830	1,186,690
Veeco Instruments, Inc.(1)	26,067	1,133,914

		$6,726,102

3

Security	Shares	Value
Software — 2.8%
Mentor Graphics Corp.(1)	245,340	$1,967,627
Sybase, Inc.(1)	54,549	2,543,074

		$4,510,701

Specialty Retail — 3.0%
Jo-Ann Stores, Inc.(1)	52,750	$2,214,445
RadioShack Corp.	113,340	2,564,884

		$4,779,329

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.(1)	98,724	$2,746,502

		$2,746,502

Thrifts & Mortgage Finance — 0.7%
NewAlliance Bancshares, Inc.	94,780	$1,196,124

		$1,196,124

Total Common Stocks (identified cost $134,115,845)		$156,513,008

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$3,629	$3,628,996

Total Short-Term Investments (identified cost $3,628,996)		$3,628,996

Total Investments — 99.9% (identified cost $137,744,841)		$160,142,004

Other Assets, Less Liabilities — 0.1%		$204,797

Net Assets — 100.0%		$160,346,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $1,657 and $0, respectively.

4

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,890,054

Gross unrealized appreciation	$23,979,625
Gross unrealized depreciation	(1,727,675)

Net unrealized appreciation	$22,251,950

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$156,513,008	$—	$—	$156,513,008
Short-Term Investments	—	3,628,996	—	3,628,996

Total Investments	$156,513,008	$3,628,996	$—	$160,142,004

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Small-Cap Value Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.4%

Security	Shares	Value
Auto Components — 1.3%
BorgWarner, Inc.(1)	11,300	$431,434

		$431,434

Chemicals — 1.9%
RPM International, Inc.	29,200	$623,128

		$623,128

Commercial Banks — 7.8%
First Midwest Bancorp, Inc.	28,200	$382,110
Glacier Bancorp, Inc.	33,100	504,113
National Penn Bancshares, Inc.	53,200	367,080
Prosperity Bancshares, Inc.	15,900	651,900
Trustmark Corp.	28,500	696,255

		$2,601,458

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	21,400	$604,122

		$604,122

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.(1)	134,700	$769,137

		$769,137

Construction & Engineering — 3.5%
Chicago Bridge & Iron Co. NV(1)	30,400	$707,104
Tutor Perini Corp.(1)	20,900	454,575

		$1,161,679

Containers & Packaging — 1.7%
AptarGroup, Inc.	14,800	$582,380

		$582,380

Electric Utilities — 4.7%
Cleco Corp.	26,300	$698,265
Portland General Electric Co.	20,300	391,993
Westar Energy, Inc.	21,700	483,910

		$1,574,168

Electrical Equipment — 3.0%
A.O. Smith Corp.	12,300	$646,611
General Cable Corp.(1)	13,600	367,200

		$1,013,811

Energy Equipment & Services — 4.8%
Bristow Group, Inc.(1)	12,800	$482,944
Exterran Holdings, Inc.(1)	21,800	526,906
Oil States International, Inc.(1)	12,700	575,818

		$1,585,668

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club, Inc.(1)	9,400	$347,706

		$347,706

Food Products — 1.4%
TreeHouse Foods, Inc.(1)	10,300	$451,861

		$451,861

1

Security	Shares	Value
Health Care Equipment & Supplies — 3.5%
Teleflex, Inc.	11,500	$736,805
West Pharmaceutical Services, Inc.	10,400	436,280

		$1,173,085

Health Care Providers & Services — 1.9%
Owens & Minor, Inc.	13,800	$640,182

		$640,182

Hotels, Restaurants & Leisure — 1.8%
Jack in the Box, Inc.(1)	25,500	$600,525

		$600,525

Household Durables — 1.7%
Tupperware Brands Corp.	11,500	$554,530

		$554,530

Insurance — 4.3%
Argo Group International Holding, Ltd.	9,200	$299,828
Aspen Insurance Holdings, Ltd.	20,600	594,104
Protective Life Corp.	24,200	532,158

		$1,426,090

IT Services — 2.4%
MAXIMUS, Inc.	13,100	$798,183

		$798,183

Machinery — 10.4%
Barnes Group, Inc.	29,700	$577,665
Crane Co.	16,400	582,200
Gardner Denver, Inc.	14,300	629,772
Lincoln Electric Holdings, Inc.	8,700	472,671
Nordson Corp.	10,000	679,200
Wabtec Corp.	12,500	526,500

		$3,468,008

Oil, Gas & Consumable Fuels — 1.3%
Comstock Resources, Inc.(1)	14,000	$445,200

		$445,200

Professional Services — 1.4%
Towers Watson & Co., Class A	10,200	$484,500

		$484,500

Real Estate Investment Trusts (REITs) — 5.6%
Corporate Office Properties Trust	11,700	$469,521
Senior Housing Properties Trust	31,500	697,725
Tanger Factory Outlet Centers	16,000	690,560

		$1,857,806

Road & Rail — 2.5%
Arkansas Best Corp.	7,600	$227,088
Genesee & Wyoming, Inc., Class A(1)	12,600	429,912
Old Dominion Freight Line, Inc.(1)	5,000	166,950

		$823,950

Software — 2.7%
JDA Software Group, Inc.(1)	17,600	$489,632
NetScout Systems, Inc.(1)	27,600	408,204

		$897,836

2

Security	Shares	Value
Specialty Retail — 3.9%
Buckle, Inc. (The)	4,300	$158,068
Children’s Place Retail Stores, Inc. (The)(1)	12,100	539,055
Dick’s Sporting Goods, Inc.(1)	23,800	621,418

		$1,318,541

Textiles, Apparel & Luxury Goods — 3.5%
Carter’s, Inc.(1)	24,800	$747,720
Hanesbrands, Inc.(1)	15,000	417,300

		$1,165,020

Thrifts & Mortgage Finance — 5.3%
Astoria Financial Corp.	25,700	$372,650
First Niagara Financial Group, Inc.	43,300	615,726
Washington Federal, Inc.	38,100	774,192

		$1,762,568

Total Common Stocks (identified cost $22,526,701)		$29,162,576

Short-Term Investments — 12.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$4,141	$4,140,563

Total Short-Term Investments (identified cost $4,140,563)		$4,140,563

Total Investments — 99.8% (identified cost $26,667,264)		$33,303,139

Other Assets, Less Liabilities — 0.2%		$62,722

Net Assets — 100.0%		$33,365,861

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Fund did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,692,347

Gross unrealized appreciation	$6,899,338
Gross unrealized depreciation	(288,546)

Net unrealized appreciation	$6,610,792

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$29,162,576	$—	$—	$29,162,576

Short-Term Investments	—	4,140,563	—	4,140,563

Total Investments	$29,162,576	$4,140,563	$—	$33,303,139

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Special Equities Fund as of March 31, 2010 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $68,462,315 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
Aerovironment, Inc.(1)	43,080	$1,124,819

		$1,124,819

Auto Components — 3.3%
Dana Holding Corp.(1)	94,520	$1,122,898
Lear Corp.(1)	14,480	1,148,988

		$2,271,886

Beverages — 1.5%
Central European Distribution Corp.(1)	30,210	$1,057,652

		$1,057,652

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	29,650	$1,076,592

		$1,076,592

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	15,850	$1,252,150

		$1,252,150

Chemicals — 4.1%
Calgon Carbon Corp.(1)	73,805	$1,263,542
Ecolab, Inc.	23,450	1,030,627
Intrepid Potash, Inc.(1)	16,430	498,322

		$2,792,491

Commercial Banks — 1.5%
KeyCorp	44,020	$341,155
SVB Financial Group(1)	7,400	345,284
Wilmington Trust Corp.	21,300	352,941

		$1,039,380

Commercial Services & Supplies — 1.4%
Clean Harbors, Inc.(1)	17,180	$954,521

		$954,521

Communications Equipment — 3.5%
Brocade Communications Systems, Inc.(1)	175,250	$1,000,677
Harris Corp.	29,010	1,377,685

		$2,378,362

Construction & Engineering — 5.2%
Jacobs Engineering Group, Inc.(1)	25,570	$1,155,508
Shaw Group, Inc. (The)(1)	35,020	1,205,388
Tutor Perini Corp.(1)	55,370	1,204,298

		$3,565,194

Containers & Packaging — 1.4%
Temple-Inland, Inc.	48,110	$982,887

		$982,887

Diversified Financial Services — 1.0%
CIT Group, Inc.(1)	17,580	$684,917

		$684,917

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 5.4%
FLIR Systems, Inc.(1)	42,850	$1,208,370
National Instruments Corp.	35,740	1,191,929
Trimble Navigation, Ltd.(1)	45,110	1,295,559

		$3,695,858

Energy Equipment & Services — 3.4%
CARBO Ceramics, Inc.	19,210	$1,197,551
Dril-Quip, Inc.(1)	18,340	1,115,806

		$2,313,357

Food Products — 3.7%
Corn Products International, Inc.	38,600	$1,337,876
Ralcorp Holdings, Inc.(1)	17,830	1,208,517

		$2,546,393

Health Care Equipment & Supplies — 1.4%
West Pharmaceutical Services, Inc.	22,550	$945,973

		$945,973

Health Care Providers & Services — 1.7%
VCA Antech, Inc.(1)	40,190	$1,126,526

		$1,126,526

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)	25,300	$1,025,662

		$1,025,662

Household Durables — 3.3%
Tempur-Pedic International, Inc.(1)	40,610	$1,224,798
Whirlpool Corp.	11,690	1,019,952

		$2,244,750

Household Products — 2.2%
Church & Dwight Co., Inc.	22,034	$1,475,176

		$1,475,176

Internet Software & Services — 3.3%
Akamai Technologies, Inc.(1)	38,200	$1,199,862
VeriSign, Inc.(1)	39,850	1,036,498

		$2,236,360

IT Services — 2.8%
Euronet Worldwide, Inc.(1)	52,160	$961,309
ManTech International Corp., Class A(1)	20,060	979,530

		$1,940,839

Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	75,780	$1,110,177

		$1,110,177

Metals & Mining — 4.7%
Compass Minerals International, Inc.	15,370	$1,233,135
IAMGOLD Corp.	65,930	871,595
Walter Energy, Inc.	11,670	1,076,791

		$3,181,521

Multi-Utilities — 0.9%
CMS Energy Corp.	41,130	$635,870

		$635,870

Multiline Retail — 2.2%
Big Lots, Inc.(1)	40,710	$1,482,658

		$1,482,658

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.2%
Brigham Exploration Co.(1)	71,850	$1,146,007
Forest Oil Corp.(1)	18,890	487,740
Petrohawk Energy Corp.(1)	20,360	412,901
Pioneer Natural Resources Co.	22,790	1,283,533
Range Resources Corp.	19,450	911,621

		$4,241,802

Personal Products — 2.3%
Mead Johnson Nutrition Co., Class A	30,572	$1,590,661

		$1,590,661

Pharmaceuticals — 3.2%
King Pharmaceuticals, Inc.(1)	83,880	$986,429
Perrigo Co.	20,170	1,184,382

		$2,170,811

Professional Services — 3.3%
FTI Consulting, Inc.(1)	26,970	$1,060,460
Robert Half International, Inc.	39,900	1,214,157

		$2,274,617

Road & Rail — 2.8%
Genesee & Wyoming, Inc., Class A(1)	16,250	$554,450
Kansas City Southern(1)	37,980	1,373,737

		$1,928,187

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	34,720	$1,000,630
Cypress Semiconductor Corp.(1)	43,790	503,585
Novellus Systems, Inc.(1)	14,830	370,750
Varian Semiconductor Equipment Associates, Inc.(1)	15,050	498,456
Veeco Instruments, Inc.(1)	11,384	495,204

		$2,868,625

Software — 3.4%
Sybase, Inc.(1)	29,804	$1,389,462
Synopsys, Inc.(1)	43,200	966,384

		$2,355,846

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	25,240	$1,058,061
RadioShack Corp.	48,630	1,100,497

		$2,158,558

Textiles, Apparel & Luxury Goods — 2.4%
Hanesbrands, Inc.(1)	58,925	$1,639,294

		$1,639,294

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	31,140	$487,030

		$487,030

Total Common Stocks (identified cost $52,351,607)		$66,857,402

3

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,447	$1,447,375

Total Short-Term Investments (identified cost $1,447,375)		$1,447,375

Total Investments — 99.8% (identified cost $53,798,982)		$68,304,777

Other Assets, Less Liabilities — 0.2%		$157,566

Net Assets — 100.0%		$68,462,343

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $558 and $0, respectively.

4

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,816,624

Gross unrealized appreciation	$15,183,532
Gross unrealized depreciation	(695,379)

Net unrealized appreciation	$14,488,153

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$66,857,402	$—	$—	$66,857,402
Short-Term Investments	—	1,447,375	—	1,447,375

Total Investments	$66,857,402	$1,447,375	$—	$68,304,777

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date: May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 24, 2010